SHARE-BASED PAYMENTS TRANSACTIONS (Details Narrative) - Equity settled share option scheme [member]	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2026 shares $ / shares $ / shares	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2021 HKD ($)
IfrsStatementLineItems [Line Items]
Number of options outstanding | shares	1,880,000	1,880,000	1,880,000		1,880,000	1,880,000
Percentage of share options granted in sharebased payment arrangement	1.00%	1.00%	1.00%		1.00%	1.00%
Maximum percentage of share options granted to individual in sharebased payment arrangement	1.00%	1.00%	1.00%
Price per option | $ / shares		$ 1
Exercise price of options granted | (per share)	$ 0.594	$ 4.661
Options exercised | (per share)	0.594	$ 0.594	$ 4.661	$ 4.661	$ 0.594	$ 4.661
Fair values of options granted | $							$ 0
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price of options granted | (per share)	$ 4.754	$ 37.288